1. Introduction, basis of presentation of the consolidated financial statements and other information	12 Months Ended
Dec. 31, 2020
Introduction Basis Of Presentation Of Consolidated Financial Statements And Other Information
1. Introduction, basis of presentation of the consolidated financial statements and other information

1.               Introduction, basis of presentation of the consolidated financial statements and other information

a)	Introduction

Banco Santander (Brasil) S.A. (Banco Santander or Bank), directly and indirectly controlled by Banco Santander, S.A., headquartered in Spain (Banco Santander Spain), is the lead institution of the Financial and Prudential Conglomerates (Conglomerate Santander) before the Central Bank of Brazil (Bacen), established as a joint-stock corporation, with head office at Avenida Presidente Juscelino Kubitschek, 2041 and 2235 – Building A - Vila Olímpia, in the City of São Paulo, State of São Paulo. Banco Santander operates as a multiple service bank, conducting its operations by means of its commercial, investment, loans, mortgage loans, leasing and foreign exchange portfolios. Through its subsidiaries, also operates in the payment institution, consortium management, securities brokerage, insurance brokerage, consumer finance, digital platforms, benefit management, recovery and non-performing credit management, capitalization and pension markets private, food and food vouchers, food and other administration. The operations are conducted in the context of a group of institutions that operate in an integrated manner in the financial market. The benefits and costs corresponding to the services provided are absorbed between them and are realized in the normal course of business and commuting conditions.

The Board of Directors authorized the issuance of the Financial Statements for the year ended on December 31, 2020, at the meeting held on February 25, 2021.

These Financial Statements and the accompanying documents were the subject of an unqualified report of the Independent Auditors and a recommendation for approval issued by the Company's Audit Committee and a favorable opinion of the Company's Fiscal Council.

b)	Basis of presentation of the condensed consolidated financial statements

The Consolidated Financial Statements have been prepared in accordance with the standards of the International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB), and interpretations issued by the IFRSs Interpretations Committee (current name International Financial Reporting Interpretations Committee - IFRIC). All relevant information specifically related to the financial statements of Banco Santander, and only in relation to these, are being evidenced, and correspond to the information used by Banco Santander in its management.

c) Other information

c.1) Adoption of new standards and interpretations

The following changes to standards were first adopted for the year beginning January 1, 2020:

•	Material definition: amendments to IAS 1 / CPC 26 “Presentation of the Financial Statements” and IAS 8 / CPC 23 “Accounting Policies, Change in Estimates and Error Correction”

•	Business definition: changes to IFRS 3 / CPC 15 “Business Combination”

•	IBOR reform: amendments to IFRS 9 / CPC 48, IAS 39 / CPC 38 and IFRS 7 / CPC 40 - "Financial instruments"

•	Revised Conceptual Framework for Financial Reporting

•	IBOR reform: changes to IFRS9, IAS39 and IFRS 7 - In September 2019, the IASB changed its IFRS 9 and IAS 39 standards as well as the related disclosure standard, IFRS 7, on some requirements for hedge accounting. The amendments are due to be implemented on January 1, 2020. The amendments modify some specific requirements on hedge accounting in order to provide assurance on the potential effects of the uncertainty caused by the IBOR reform project.

The implementations above did not have a significant impact on these Financial Statements.

Rules and interpretations that will come into force after December 31, 2020

As of the date of preparation of these consolidated financial statements, the following rules that have an effective adoption date after January 1, 2021 and have not yet been adopted by the Bank are:

•	Amendments to IFRS 9, IAS 39 and IFRS 7 "Financial Instruments", IFRS 4 "Insurance Contracts"and IFRS 16 “Leases”: the changes provided for in Phase 2 of the IBOR reform address issues that may affect the financial statements during the reform of a reference interest rate, including the effects of changes in contractual cash flows or hedging relationships resulting from the replacement of a rate with an alternative reference rate (substitution issues). The effective date of application of this amendment is 1st. January 2021. The Group's contracts linked to LIBOR are being reviewed between the parties and will be updated by the respective alternative rates disclosed, plus a spread. Management estimates that the updated cash flows will be economically equivalent to the original, and does not expect material impacts related to this replacement.

•	Amendment to IAS 16 "Property, plant and equipment": in May 2020, the IASB issued an amendment that prohibits an entity from deducting from the cost of property, plant and equipment the amounts received from the sale of items produced while the asset is being prepared for its intended use. Such revenues and related costs must be recognized in the income for the year. The effective date of application of this amendment is January 1, 2022.

•	Amendment to IAS 37 "Provision, Contingent Liabilities and Contingent Assets": in May 2020, the IASB issued this amendment to clarify that, for the purpose of assessing whether a contract is onerous, the cost of complying with the contract includes the incremental costs of compliance of this contract and an allocation of other costs that are directly related to the fulfillment of it. The effective date of application of this amendment is January 1, 2022.

•	IFRS 17 - In May 2017, the IASB issued the IFRS for insurance contracts that aims to replace IFRS 4. IFRS 17 has its implementation date of January 1, 2023. This standard aims to demonstrate greater transparency and useful information in the financial statements, one of the main changes being the recognition of profits as the insurance services are delivered, in order to assess the performance of insurers over time. Banco Santander is evaluating the possible impacts when adopting the standard.

•	Amendment to IFRS 3 “Business Combination”: issued in May 2020, with the aim of replacing the references from the old version of the conceptual framework to the most recent one. The amendment to IFRS 3 is effective as of January 1, 2022.

•	Annual improvements - 2018-2020 cycle: in May 2020, the IASB issued the following changes as part of the annual improvement process, applicable from the 1st. January 2022:

(i)	IFRS 9 - "Financial Instruments" - clarifies which rates should be included in the 10% test for the write-off of financial liabilities.
(ii)	IFRS 16 - "Leases" - amendment to example 13 in order to exclude the example of lessor payments related to improvements in the leased property.
(iii)	IFRS 1 "Initial Adoption of International Financial Reporting Standards" - simplifies the application of said standard by a subsidiary that adopts IFRS for the first time after its parent company, in relation to the measurement of the accumulated amount of exchange variations.

There are no other IFRS standards or IFRIC interpretations that have not yet come into force that could have a significant impact on the Bank's financial statements.

c.2) Estimates used

The consolidated results and the calculation of consolidated equity are impacted by the accounting policies, assumptions, estimates and measurement methods used by the Bank's directors in the preparation of interim consolidated financial statements. The Bank makes estimates and assumptions that affect the reported amounts of assets and liabilities of future periods. All estimates and assumptions required, in accordance with IFRSs, are the management's best estimate in accordance with the applicable standard.

In the consolidated financial statements, estimates are made by management of the Bank and consolidated entities in order to quantify certain assets, liabilities, revenues and expenses and disclosures of explanatory notes.

c.2.1) Critical estimates

The critical estimates and assumptions that have the most significant impact on the accounting balances of certain assets, liabilities, revenues and expenses and in the disclosure of explanatory notes, are described below:

i. Valuation of the fair value of certain financial instruments

Financial instruments are initially recognized at fair value and those that are not measured at fair value through profit or loss are adjusted for transaction costs.

Financial assets and liabilities are subsequently measured at the end of each period using valuation techniques. This calculation is based on assumptions, which take into account the management's judgment based on information and market conditions existing at the balance sheet date.

Banco Santander classifies the measurements at fair value using the hierarchy of fair value that reflects the model used in the measurement process, segregating the financial instruments between Levels I, II or III.

Additional details are in notes 2.e and 46.c8 of the consolidated financial statements of December 31, 2020, which present the sensitivity analysis for Financial Instruments.

ii. Provisions for losses on credits for impairment

The carrying amount of non-recoverable financial assets is adjusted through the recording of a provision for loss due to “Losses on financial assets (net) - Financial assets measured at amortized cost” in the consolidated income statement. The reversal of previously recorded losses is recognized in the consolidated income statement in the period in which the impairment decreases and can be objectively related to a recovery event.

To individually measure the impairment loss on loans assessed for impairment, the Bank considers the conditions of the counterparty, such as its economic and financial situation, level of indebtedness, ability to generate income, cash flow, management, corporate governance and quality of internal controls, payment history, industry experience, contingencies and credit limits, as well as characteristics of assets, such as their nature and purpose, type, sufficiency and guarantees of liquidity level and total credit value , and also based on the historical experience of impairment and other circumstances known at the time of the valuation.

To measure the impairment loss on loans assessed collectively for impairment, the Bank separates financial assets into groups taking into account the characteristics and similarities of credit risk, that is, according to the segment, type of assets, guarantees and other factors associated with the historical experience of impairment and other circumstances known at the time of the valuation.

iii. IFRS 9 - Financial Instruments: issued in its final format in July 2014, the International Accounting Standards Board (IASB) approved IFRS 9, which replaced IAS 39 Financial Instruments, in accordance with the guidelines defined by the G20 by finance ministers of the world's 20 largest economies) in April 2009, establishing requirements for the recognition and measurement of financial instruments. This standard was adopted from January 1, 2018.

iv. Impairment

The Bank recognizes adjustments for expected credit losses with respect to the following financial instruments that are not measured at fair value through profit or loss:

- financial assets that are debt instruments;

- amounts receivable from leasing;

- financial guarantee contracts issued; and

- loan commitments issued.

No impairment loss is recognized in equity instruments.

The Bank measures the adjustments for losses at an amount equal to the expected credit losses during the expected life, except for the instruments below, for which they are recorded as expected credit losses in 12 months:

- debt instruments that present a low credit risk at the closing date; and

- other financial instruments (except lease receivables) in which the credit risk has not increased substantially since its initial recognition.

Adjustments for losses on amounts receivable from leasing are always measured at an amount equal to the expected credit losses during their useful lives.

Measurement of expected credit losses

The expected credit losses are an estimate weighted by the probability of credit losses. They are measured as follows:

- financial assets not subject to impairment at the closing date: as the present value of all cash shortfalls, that is, the difference between the cash flows due to the entity under the contract and the cash flows that the Bank expects to receive;

- financial assets subject to impairment at the closing date: as the difference between the gross book value and the present value of estimated future cash flows;

- loan commitments: as the present value of the difference between the contractual cash flows due to the Bank if the commitment is used in full and the cash flows that the Bank expects to receive; and

- financial guarantee contracts: payments expected to reimburse the holder, less any amounts that the Bank expects to recover.

Modified assets

If the terms of a financial asset are renegotiated or modified or an existing financial asset is replaced by a new asset due to the debtor's financial difficulties, it is necessary to assess whether the financial asset should be written off and expected credit losses are measured as follows:

- If the expected restructuring does not result in a decrease in the existing asset, the expected cash flows from and the modified financial asset are included in the calculation of the cash shortfalls of the existing asset.

- If the expected restructuring results in a write-off of the existing asset, the expected fair value of the new asset is treated as the final cash flow of the existing financial asset at the time of its write-off.

This amount is included in the calculation of cash shortfalls arising from the existing financial asset discounted from the estimated write-off date until the closing date, using the original effective interest rate of the existing financial asset.

Transition: As permitted by the transitional provisions of IFRS 9, the Group chose not to restate comparative figures, upon initial adoption in January 1, 2018. Any adjustments in the carrying amounts of financial assets and liabilities at the transition date were recognized in the initial net income and other reserves of the current period. The Group also opted to continue applying the hedge accounting requirements of IAS 39 in adopting IFRS 9.

Determination of significant increases in credit risk

On each balance sheet calculation date, the Bank assesses whether financial assets recorded at amortized cost and debt financial instruments recorded at fair value through Other Comprehensive Income are subject to impairment, as well as other financial instruments subject to that assessment.

A financial asset is “subject to impairment” when one or more events that have a negative impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is subject to impairment includes the following observable data:

- significant financial difficulty for the debtor or issuer;

- delays in contractual obligations;

- breach of contract, such as default or delay;

- the restructuring of a loan or advance by the Bank under conditions that the Bank would not consider interesting to carry out;

- the likelihood that the debtor will enter bankruptcy or other financial reorganization; or

- the disappearance of an active market for a security due to financial difficulties.

A financial instrument that has been renegotiated due to deterioration in the borrower's condition is generally considered to be subject to impairment, unless there is evidence that the risk of not receiving contractual cash flows has been significantly reduced and there is no no other impairment indicator.

Presentation of the provision for impairment losses in the balance sheet

Provisions for impairment losses are presented in the balance sheet as follows:

- financial assets measured at amortized cost: as a deduction from the gross book value of the assets;

- loan commitments and financial guarantee contracts: as a provision; and

- debt instruments measured at fair value through Other Comprehensive Income: no provision for losses is recognized in the balance sheet, as the book value of these assets corresponds to the fair value.

Individual or collective assessment

An individual measurement of impairment was based on management's best estimate of the present value of cash flows expected to be received. In estimating these cash flows, management exercised judgment as to the financial situation of a debtor and the net realizable value of any underlying guarantee. Each asset reduced to recoverable value was evaluated in relation to its merits, while the test strategy and the estimated cash flows considered recoverable, were approved by the Bank's credit risk officers.

When assessing the need for a collective provision for losses, management considered factors such as credit quality, portfolio size, concentrations and economic factors. In order to estimate the necessary provision, premises were established to define how the inherent losses were modeled and to determine the necessary data parameters, based on historical experience and current economic conditions.

Measurement of impairment

Losses on impairment of assets measured at amortized cost were calculated as the difference between the carrying amount and the present value of estimated future cash flows, discounted at the asset's original effective interest rate. Impairment losses on assets measured at fair value through Other Comprehensive Income were calculated as the difference between the book value and the fair value.

Reversal of impairment

For assets measured at amortized cost: If an event that occurred after impairment caused the impairment loss to decrease, the impairment loss was reversed through profit or loss.

For debt securities measured at fair value through Other Comprehensive Income: If, in a subsequent period, the fair value of a debt security reduced to recoverable value has increased and this increase could be objectively linked to an event that occurred after recognition from impairment loss, impairment loss was reversed through profit or loss; otherwise, any increase in fair value was recognized through Other Comprehensive Income.

Any subsequent recovery in the fair value of an equity instrument measured at fair value through Other Comprehensive Income and reduced to recoverable value was recognized at any time in Other Comprehensive Income.

Below is the reconciliation of shareholders' equity resulting from the initial adoption of IFRS 9:

Reconciliation of Shareholders' Equity
Shareholders' equity before IFRS 9 adjustments - 12/31/2017	87,087,601
Allowance for loan losses	(2,149,051)
Provisions for contingent commitments	(674,513)
Remeasurement of assets arising from the new categories	17,806
Others	237,867
Income taxes and deferred social contribution	1,026,066
Shareholders' equity after IFRS 9 adjustments - 01/01/2018	85,545,776

Information, assumptions and techniques used to estimate the impairment

Classification of financial instruments by stages

The portfolio of financial instruments subject to impairment is divided into three levels, based on the stage of each instrument related to its level of credit risk:

- Stage 1: It is understood that a financial instrument at this stage does not have a significant increase in risk since its initial recognition. The provision on this asset represents the expected loss resulting from possible default over the next 12 months;

- Stage 2: If a significant increase in risk is identified since initial recognition, without materializing deterioration, the financial instrument will be classified within this stage. In this case, the amount referring to the provision for expected loss due to default reflects the estimated loss of the residual life of the financial instrument. To assess the significant increase in credit risk, quantitative measurement indicators used in normal credit risk management will be used, as well as other qualitative variables, such as the indication of being a non-deteriorating operation if considered as refinanced or included operations in a special agreement; and

- Stage 3: A financial instrument is recorded within this stage, when it shows signs of deterioration evident as a result of one or more events that have already occurred and which materialize at a loss. In this case, the amount referring to the provision for losses reflects the expected losses due to credit risk over the expected residual life of the financial instrument.

Impairment estimation methodology

The measurement of impairment loss is performed using the following factors:

- Exposure to Default or EAD: is the value of the transaction exposed to credit risk, including the current balance ratio available that could be provided at the time of default. The models developed incorporate assumptions about changes in the payment schedule for operations.

 - Probability of Default (PD): is defined as the probability that the counterparty will be able to fulfill its obligations to pay the principal and / or interest. For the purposes of IFRS 9, both will be considered: PD - 12 months (Stage 1), which is the probability that the financial instrument will default in the next 12 months as well as PD - lifetime (Stages 2 and 3), which considers the probability that the counterparty will default between the balance sheet date and the residual maturity date of the operation. The standard requires that future information relevant to the estimation of these parameters must be considered.

- Loss on Default (LGD): is the resulting loss in the event of default, that is, the percentage of exposure that cannot be recovered in the event of default. It mainly depends on the guarantees associated with the transaction, which are considered as risk mitigation factors associated with each financial credit asset and the expected future cash flows to be recovered. As established in the regulations, future information must be taken into account for its estimation.

- Discount rate: is the rate applied to the estimated future cash flows over the expected life of the asset, to bring them to present value.

In order to estimate the aforementioned parameters, the Bank has applied its experience in the development of internal models for the calculation of parameters for both the regulatory environment and internal management purposes.

Definition of default

The Bank considers that a financial asset is in default when:

- it is likely that the debtor will not fully pay its credit obligations to the Bank; or

- the debtor presents significant credit obligations to the Bank overdue for more than 90 days, as a general rule.

Overdrafts are considered overdue if the customer breaches a recommended limit or has been granted a limit lower than the current open amount.

When assessing whether a debtor is in default, the Bank considers indicators:

- qualitative - for example, violations of covenants;

- quantitative - for example, overdue status and non-payment of another obligation of the same issuer with the Bank; and

- based on data collected internally and obtained from external sources.

v. Provisions for pension funds

Defined benefit plans are recorded based on an actuarial study, carried out annually by a specialized company, at the end of each year, effective for the subsequent period and are recognized in the consolidated income statement in the Interest and similar expenses and Provisions lines (net).

The present value of the defined benefit obligation is the present value without deducting any plan assets, from the expected future payments necessary to settle the obligation resulting from the employee's service in current and past periods.

Additional details are in note 2.x to the Consolidated Financial Statements of December 31, 2020.

vi. Provisions, assets and contingent liabilities

Provisions for judicial and administrative proceedings are constituted when the risk of loss of the judicial or administrative action is assessed as probable and the amounts involved are measurable with sufficient security, based on the nature, complexity and history of the actions and the opinion of the legal advisors internal and external.

Explanatory note 2.r to the Bank's consolidated financial statements for the year ended December 31, 2020, features information on provisions and contingent assets and liabilities. There were no significant changes in provisions and contingent assets and liabilities of the Bank between December 31, 2019 and December 31, 2020, the date of preparation of these consolidated financial statements.

vii. Goodwill

The goodwill recorded is subject to the impairment test, at least once a year or in a shorter period, in the event of any indication of impairment of the asset.

The basis used for the recoverability test is the value in use and, for this purpose, the cash flow is estimated for a period of 5 years. Cash flow was prepared considering several factors, such as: (i) macroeconomic projections of interest rates, inflation, exchange rate and others; (ii) behavior and growth estimates of the national financial system; (iii) increased costs, returns, synergies and investment plan; (iv) customer behavior; and (v) growth rate and adjustments applied to flows in perpetuity. The adoption of these estimates involves the probability of future events occurring and the alteration of any of these factors could have a different result. The cash flow estimate is based on a valuation prepared by an independent expert annually or whenever there is evidence of a reduction in its recoverable amount, which is reviewed and approved by management.

Further details are in note 13.

viii.        Expectation of realization of tax credits

Deferred tax assets and liabilities include temporary differences, identified as the amounts expected to be paid or recovered on differences between the book values of assets and liabilities and their respective calculation bases, and accumulated tax credits and losses and the negative CSLL base. These amounts are measured at the rates expected to be applied in the period in which the asset is realized or the liability is settled. Deferred tax assets are only recognized for temporary differences to the extent that it is considered probable that the consolidated entities will have sufficient future taxable profits against which the deferred tax assets can be used, and the deferred tax assets do not result from the initial recognition (except in a business combination) of other assets and liabilities in an operation that affects neither taxable income nor taxable income. Other deferred tax assets (tax credits and accumulated tax losses) are only recognized if it is considered probable that the consolidated entities will have sufficient future taxable profits to be used.

Deferred tax assets and liabilities recognized are revalued on the date of each balance sheet, making appropriate adjustments based on the findings of the analyzes carried out. The expectation of realization of the Bank's deferred tax assets is based on projections of future results and based on a technical study.

For further details, see note 2.aa to the Consolidated Financial Statements of December 31, 2020.